Interest expense (Tables)	6 Months Ended
Jun. 30, 2023
Interest Expense [Abstract]
Summary of interest expense
Interest expense consists of the following:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Cash interest on debt facilities	(12)	(30)	(27)	(41)	—
Interest on SFL leases	—	—	—	—	(7)
Fees and other	(1)	—	(2)	1	—
Interest expense	(13)	(30)	(29)	(40)	(7)
Cash interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
First-lien senior secured	(5)	(3)	(10)	(5)	—
Second lien senior secured	(6)	(26)	(15)	(35)	—
Unsecured convertible bond	(1)	(1)	(2)	(1)	—
Cash interest on debt facilities	(12)	(30)	(27)	(41)	—